CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares par value	$ 1.00	$ 1.00
Ordinary shares authorized	500,000,000	500,000,000
Ordinary shares issued and outstanding	584,982	583,982